Condensed Consolidating Financial Information - Statements of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 1,198.7	$ 1,277.4	$ 4,697.9	$ 4,968.8	$ 4,987.0
Fee income	891.9	889.0	3,515.4	3,603.6	3,516.5
Premiums	471.9	461.6	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(11.6)	(7.3)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(0.6)	(0.4)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(11.0)	(6.9)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(863.8)	(1,243.0)	(1,225.7)	(1,028.7)	(787.2)
Total net realized capital gains (losses)	(874.8)	(1,249.9)	(1,280.8)	(1,531.4)	(1,678.0)
Other revenue	95.6	89.0	378.5	428.2	547.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	44.2	34.9	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(8.9)	(16.7)	(113.4)	(48.8)	(121.8)
Total revenues	1,818.6	1,485.3	9,615.3	9,718.8	9,274.2
Benefits and expenses:
Policyholder benefits	540.5	448.1	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	520.9	570.1	2,248.1	2,455.5	2,560.6
Operating expenses	759.1	759.4	3,155.0	3,030.8	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	130.5	173.7	722.3	387.0	746.6
Interest expense	44.4	24.3	153.7	139.3	332.5
Operating expenses related to consolidated investment entities:
Interest expense	36.8	22.2	106.4	68.4	49.8
Other expense	0.7	0.4	10.3	73.5	46.7
Total benefits and expenses	2,032.9	1,998.2	9,009.3	9,441.0	9,236.4
Income (loss) before income taxes	(214.3)	(512.9)	606.0	277.8	37.8
Income tax expense (benefit)	11.2	7.9	(5.2)	175.0	171.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(225.5)	(520.8)	611.2	102.8	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	0	0	0	0	0
Net income (loss) including noncontrolling interest	(225.5)	(520.8)	611.2	102.8	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	(13.5)	(15.6)	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(212.0)	(505.2)	473.0	(88.1)	(122.9)
Parent Issuer
Revenues:
Net investment income	25.0	0.4	2.4	10.9	19.7
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Total net realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Other revenue	2.1	3.9	12.5	19.7	19.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	27.1	4.3	14.9	(11.6)	(116.9)
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	0	0
Operating expenses	2.7	3.2	30.5	11.9	11.9
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	27.4	5.5	74.1	61.7	249.0
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	30.1	8.7	104.6	73.6	260.9
Income (loss) before income taxes	(3.0)	(4.4)	(89.7)	(85.2)	(377.8)
Income tax expense (benefit)	(2.0)	4.8	(349.4)	363.0	151.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(1.0)	(9.2)	259.7	(448.2)	(528.8)
Equity in earnings (losses) of subsidiaries, net of tax	(211.0)	(496.0)	213.3	360.1	405.9
Net income (loss) including noncontrolling interest	(212.0)	(505.2)	473.0	(88.1)	(122.9)
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	(212.0)	(505.2)	473.0	(88.1)	(122.9)
Subsidiary Guarantor
Revenues:
Net investment income	0.1	0.1	1.9	1.8	2.3
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	0	0
Total net realized capital gains (losses)	0	0	0	0	0
Other revenue	0.3	0	0.7	1.1	1.3
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	0.4	0.1	2.6	2.9	3.6
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	0	0
Operating expenses	0	0	1.2	3.2	15.8
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	15.5	13.0	61.4	56.4	62.2
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	15.5	13.0	62.6	59.6	78.0
Income (loss) before income taxes	(15.1)	(12.9)	(60.0)	(56.7)	(74.4)
Income tax expense (benefit)	(5.7)	(0.8)	(1.2)	(17.1)	(1.3)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(9.4)	(12.1)	(58.8)	(39.6)	(73.1)
Equity in earnings (losses) of subsidiaries, net of tax	(219.4)	123.6	811.1	481.9	626.9
Net income (loss) including noncontrolling interest	(228.8)	111.5	752.3	442.3	553.8
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	(228.8)	111.5	752.3	442.3	553.8
Non-Guarantor Subsidiaries
Revenues:
Net investment income	1,174.3	1,278.9	4,698.3	4,968.5	4,990.2
Fee income	891.9	889.0	3,515.4	3,603.6	3,516.5
Premiums	471.9	461.6	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(11.6)	(7.3)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(0.6)	(0.4)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(11.0)	(6.9)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(863.8)	(1,243.0)	(1,225.7)	(986.5)	(631.4)
Total net realized capital gains (losses)	(874.8)	(1,249.9)	(1,280.8)	(1,489.2)	(1,522.2)
Other revenue	96.1	86.5	373.7	412.1	531.9
Income (loss) related to consolidated investment entities:
Net investment income (loss)	44.2	34.9	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(8.9)	(16.7)	(113.4)	(48.8)	(121.8)
Total revenues	1,794.7	1,484.3	9,610.9	9,744.6	9,418.1
Benefits and expenses:
Policyholder benefits	540.5	448.1	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	520.9	570.1	2,248.1	2,452.3	2,560.6
Operating expenses	759.3	757.6	3,131.7	3,023.6	3,011.2
Net amortization of deferred policy acquisition costs and value of business acquired	130.5	173.7	722.3	387.0	746.6
Interest expense	2.2	7.8	22.9	33.6	46.5
Operating expenses related to consolidated investment entities:
Interest expense	36.8	22.2	106.4	68.4	49.8
Other expense	0.7	0.4	10.3	73.5	46.7
Total benefits and expenses	1,990.9	1,979.9	8,855.2	9,324.9	8,928.1
Income (loss) before income taxes	(196.2)	(495.6)	755.7	419.7	490.0
Income tax expense (benefit)	18.9	31.9	395.9	(354.0)	125.8
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(215.1)	(527.5)	359.8	773.7	364.2
Equity in earnings (losses) of subsidiaries, net of tax	0	0	0	0	0
Net income (loss) including noncontrolling interest	(215.1)	(527.5)	359.8	773.7	364.2
Less: Net income (loss) attributable to noncontrolling interest	(13.5)	(15.6)	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(201.6)	(511.9)	221.6	582.8	374.5
Consolidating Adjustments
Revenues:
Net investment income	(0.7)	(2.0)	(4.7)	(12.4)	(25.2)
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	0	0
Total net realized capital gains (losses)	0	0	0	0	0
Other revenue	(2.9)	(1.4)	(8.4)	(4.7)	(5.4)
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	(3.6)	(3.4)	(13.1)	(17.1)	(30.6)
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	3.2	0
Operating expenses	(2.9)	(1.4)	(8.4)	(7.9)	(5.4)
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	(0.7)	(2.0)	(4.7)	(12.4)	(25.2)
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	(3.6)	(3.4)	(13.1)	(17.1)	(30.6)
Income (loss) before income taxes	0	0	0	0	0
Income tax expense (benefit)	0	(28.0)	(50.5)	183.1	(104.5)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	0	28.0	50.5	(183.1)	104.5
Equity in earnings (losses) of subsidiaries, net of tax	430.4	372.4	(1,024.4)	(842.0)	(1,032.8)
Net income (loss) including noncontrolling interest	430.4	400.4	(973.9)	(1,025.1)	(928.3)
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ 430.4	$ 400.4	$ (973.9)	$ (1,025.1)	$ (928.3)